Dividend Restrictions and Statutory Surplus (Tables)	12 Months Ended
Dec. 31, 2014
Dividend Restrictions and Statutory Surplus [Abstract]
Statutory accounting practices disclosure
The combined statutory net income for the years ended and combined statutory capital and surplus at December 31, 2014, 2013 and 2012 for our insurance and HMO subsidiaries were as follows:

(Millions)	2014	2013	2012
Statutory net income	$2,126.6	$1,750.1	$1,813.7
Statutory capital and surplus	9,405.8	8,431.0	6,372.8